Restructuring Actions - Roll Forward (Details) - USD ($) $ in Millions	3 Months Ended					6 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COVID-19 Pandemic
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	$ 24					$ 24		$ 24
Expense incurred			$ 58						$ 58
Non-cash changes							$ (23)
Cash payments	(4)						(2)
Adjustments	(9)						(9)
Accrued restructuring actions balances, ending balance	11	$ 24					24		24
Operational/Marketing Capability Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	101					101		101
Expense incurred								124	137
Non-cash changes									(36)
Cash payments								(127)
Adjustments								(11)
Accrued restructuring actions balances, ending balance		101					101	87	101
Divestiture-Related Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	24					24		24
Expense incurred			55						55
Non-cash changes							(14)
Cash payments						(5)	(14)
Adjustments						(1)	(3)
Accrued restructuring actions balances, ending balance		24				18	24		24
2019 Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	30					30		30	140
Expense incurred				$ 134	$ 148					$ 282
Non-cash changes										(76)
Cash payments									(51)	(52)
Adjustments									(59)	(14)
Accrued restructuring actions balances, ending balance		30		140			30		30	140
Employee-Related | COVID-19 Pandemic
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	24					24		24
Expense incurred			35
Non-cash changes							0
Cash payments	(4)						(2)
Adjustments	(9)						(9)
Accrued restructuring actions balances, ending balance	11	24					24		24
Employee-Related | Operational/Marketing Capability Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	101					101		101
Expense incurred		137						124	101
Non-cash changes									0
Cash payments								(127)
Adjustments								(11)
Accrued restructuring actions balances, ending balance		101					101	87	101
Employee-Related | Divestiture-Related Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	15					15		15
Expense incurred			32
Non-cash changes							0
Cash payments						(5)	(14)
Adjustments						(1)	(3)
Accrued restructuring actions balances, ending balance		15				9	15		15
Employee-Related | 2019 Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	30					30		30	140
Expense incurred										242
Non-cash changes										(36)
Cash payments									(51)	(52)
Adjustments									(59)	(14)
Accrued restructuring actions balances, ending balance		30		140			30		30	140
Asset-Related and Other | Operational/Marketing Capability Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	0					0		0
Expense incurred								0	36
Non-cash changes									(36)
Cash payments								0
Adjustments								0
Accrued restructuring actions balances, ending balance		0					0	0	0
Asset-Related and Other | Divestiture-Related Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	9					9		9
Expense incurred			23
Non-cash changes							(14)
Cash payments						0	0
Adjustments						0	0
Accrued restructuring actions balances, ending balance		9				9	9		9
Asset-Related | COVID-19 Pandemic
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	0					0		0
Expense incurred			$ 23
Non-cash changes							(23)
Cash payments	0						0
Adjustments	0						0
Accrued restructuring actions balances, ending balance	0	0					0		0
Asset-Related | 2019 Restructuring
Restructuring Reserve Roll Forward
Accrued restructuring action balances, beginning balance	$ 0					$ 0		$ 0	0
Expense incurred										40
Non-cash changes										(40)
Cash payments									0	0
Adjustments									0	0
Accrued restructuring actions balances, ending balance		$ 0		$ 0			$ 0		$ 0	$ 0